Quarterly Report
May 31, 2020
MFS®  Diversified Income Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 37.3%
Asset-Backed & Securitized – 1.3%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.235% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$2,400,661	$2,307,081
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	2,150,000	2,287,677
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	516,820	501,120
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	364,477	373,290
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	3,015,950
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	771,605	844,085
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.88%, 12/15/2072 (i)(n)	9,519,895	585,778
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	1,665,893	1,800,530
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,732,533
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,954,038
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	62,736
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	1,206,076	1,209,581
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.239% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,204,485
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,879,154
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	853,544	853,841
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,421,853	1,529,173
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	2,017,462
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.619% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,178,902
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,316,622
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	775,643
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	10,056,097	566,641
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.018% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	974,085	951,272
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.727% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,261,418
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 2.419% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	1,998,355
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,649,185
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,634,692
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,330,762
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,743,493
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.121%, 1/15/2052 (i)(n)	5,925,173	362,207
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,335,874	3,635,142
		$47,562,848
Automotive – 0.1%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$1,689,000	$1,688,045
Hyundai Capital America, 2.375%, 2/10/2023 (n)	789,000	779,037
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	1,474,000	1,490,065
		$3,957,147
Broadcasting – 0.1%
Prosus N.V., 3.68%, 1/21/2030 (n)	$3,166,000	$3,296,464
Brokerage & Asset Managers – 0.0%
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	$1,814,000	$1,727,835
Business Services – 0.2%
Tencent Holdings Ltd., 3.595%, 1/19/2028	$1,852,000	$2,004,843
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	3,235,000	3,203,013
Tencent Holdings Ltd., 3.29%, 6/03/2060 (n)	719,000	720,470
		$5,928,326
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)	$1,842,000	$1,805,160
VTR Finance B.V., 6.875%, 1/15/2024 (n)	3,818,000	3,887,526
		$5,692,686

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.0%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$370,000	$315,895
Conglomerates – 0.1%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$5,300,000	$4,346,053
Consumer Products – 0.0%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$1,734,000	$1,831,126
Consumer Services – 0.2%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$3,224,000	$3,577,486
Conservation Fund, 3.474%, 12/15/2029		1,031,000	1,093,178
JD.com, Inc., 3.375%, 1/14/2030		1,160,000	1,225,327
			$5,895,991
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$2,724,000	$2,695,534
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		1,606,000	1,589,218
			$4,284,752
Emerging Market Quasi-Sovereign – 3.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,023,000	$1,121,668
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		2,593,000	2,976,359
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		2,820,477	2,909,068
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		796,463	821,481
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	314,720
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,366,400
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,464,390
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		1,418,000	1,432,180
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		1,720,000	1,732,900
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024		854,000	920,436
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)		3,912,000	3,493,416
China Construction Bank Corp., 4.25%, 2/27/2029		1,764,000	1,862,389
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		636,000	690,060
Development Bank of Kazakhstan, 4.125%, 12/10/2022		1,663,000	1,682,391
Ecopetrol S.A., 6.875%, 4/29/2030		1,446,000	1,650,609
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,870,176
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 4.7%, 5/07/2050 (n)		1,383,000	1,584,226
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		2,469,000	2,612,240
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029		448,000	440,384
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		3,292,000	3,262,425
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		2,885,000	2,827,300
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		1,926,000	1,734,363
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		4,212,000	4,326,739
Fondo MIVIVIENDA S.A., 3.5%, 1/31/2023		640,000	653,606
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		1,259,000	1,274,737
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,689,000	1,876,537
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		6,669,000	7,450,607
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		1,707,000	1,719,171
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		2,468,000	2,521,210
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		2,464,000	2,553,320
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		910,000	965,737
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		2,612,000	2,397,089
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		416,000	381,772
NTPC Ltd. (Republic of India), 7.375%, 8/10/2021	INR	120,000,000	1,552,548
NTPC Ltd. (Republic of India), 7.25%, 5/03/2022		90,000,000	1,179,837
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		$2,448,000	2,749,168
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		3,128,000	3,387,624
Petroleos del Peru S.A., 5.625%, 6/19/2047		2,309,000	2,611,433
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		1,544,000	1,356,790

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 6.49%, 1/23/2027		$1,889,000	$1,659,959
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		2,208,000	1,890,931
Petroleos Mexicanos, 7.69%, 1/23/2050		2,074,000	1,711,880
Petronas Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		2,222,000	2,434,534
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)		2,292,000	2,770,305
Petronas Capital Ltd. (Federation of Malaysia), 4.8%, 4/21/2060 (n)		1,129,000	1,465,032
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		1,768,200	1,777,041
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		1,066,000	1,071,863
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		1,905,000	1,981,200
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)		1,764,000	1,885,564
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,191,000	1,276,917
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044		3,324,000	4,054,524
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060 (n)		2,192,000	2,093,360
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)		1,317,000	1,552,611
REC Ltd. (Republic of India), 3.875%, 7/07/2027		2,849,000	2,764,556
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		5,170,000	5,946,369
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		7,145,000	7,797,552
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,082,454
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,267,000	2,549,695
Transnet SOC Ltd. (Republic of South Africa), 4%, 7/26/2022		1,603,000	1,526,345
			$130,020,198
Emerging Market Sovereign – 7.7%
Arab Republic of Egypt, 6.125%, 1/31/2022		$7,492,000	$7,588,647
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	3,057,734
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	2,005,722
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	1,973,625
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,700,410
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,396,000	1,412,752
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,956,000	1,917,271
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		1,710,000	1,684,624
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,089,614
Dominican Republic, 5.95%, 1/25/2027		3,057,000	2,969,876
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	3,427,498
Dominican Republic, 6.4%, 6/05/2049		1,448,000	1,303,214
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)		3,350,000	3,359,213
Emirate of Abu Dhabi, 3.875%, 4/16/2050 (n)		2,122,000	2,416,428
Federal Republic of Nigeria, 7.625%, 11/21/2025		1,042,000	995,110
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,275,335
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	973,040
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	1,641,608
Gabonese Republic, 6.625%, 2/06/2031 (n)		1,794,000	1,497,709
Government of Jamaica, 6.75%, 4/28/2028		991,000	1,040,560
Government of Jamaica, 8%, 3/15/2039		5,375,000	6,020,054
Government of Jamaica, 7.875%, 7/28/2045		3,225,000	3,563,657
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,613,437
Government of Ukraine, 7.75%, 9/01/2024		304,000	305,571
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,613,026
Government of Ukraine, 7.75%, 9/01/2025		6,940,000	6,974,769
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,424,989
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	971,688
Government of Ukraine, 7.375%, 9/25/2032		$3,415,000	3,253,402
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	5,162,644
Ivory Coast, 5.75%, 12/31/2032		2,580,390	2,430,934
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	1,687,334
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$5,446,000	6,208,494
Oriental Republic of Uruguay, 5.1%, 6/18/2050		1,252,000	1,533,713
Republic of Angola, 9.5%, 11/12/2025		2,321,000	1,555,650
Republic of Armenia, 7.15%, 3/26/2025		1,661,000	1,898,523

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Belarus, 7.625%, 6/29/2027		$609,000	$650,765
Republic of Colombia, 4.5%, 1/28/2026		1,151,000	1,245,969
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,428,989
Republic of Colombia, 3%, 1/30/2030		2,982,000	2,982,000
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,422,118
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	1,690,032
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,210,546
Republic of Croatia, 5.5%, 4/04/2023		$3,155,000	3,453,526
Republic of Ecuador, 7.95%, 6/20/2024 (a)		4,731,000	1,987,067
Republic of Ecuador, 9.625%, 6/02/2027 (a)		1,350,000	496,125
Republic of Ecuador, 8.875%, 10/23/2027 (a)		1,363,000	499,199
Republic of Ecuador, 7.775%, 1/23/2028 (a)		2,758,000	965,300
Republic of El Salvador, 7.125%, 1/20/2050		2,745,000	2,099,925
Republic of Ghana, 7.875%, 2/11/2035 (n)		5,438,000	4,663,085
Republic of Guatemala, 4.9%, 6/01/2030 (n)		1,887,000	1,986,068
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	4,892,020
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	952,160
Republic of Guatemala, 6.125%, 6/01/2050		1,325,000	1,484,000
Republic of Hungary, 5.375%, 3/25/2024		2,906,000	3,280,148
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,831,608
Republic of India, 7.26%, 1/14/2029		283,120,000	4,013,749
Republic of Indonesia, 4.35%, 1/08/2027		$3,993,000	4,411,706
Republic of Indonesia, 3.5%, 1/11/2028		1,066,000	1,126,922
Republic of Indonesia, 2.85%, 2/14/2030		2,187,000	2,232,358
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,628,164
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	1,903,140
Republic of Kenya, 8%, 5/22/2032		2,759,000	2,612,321
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,844,506
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	1,869,000	1,804,975
Republic of Panama, 3.75%, 4/17/2026		$1,641,000	1,710,743
Republic of Panama, 3.16%, 1/23/2030		5,693,000	5,977,707
Republic of Panama, 4.5%, 4/01/2056		1,437,000	1,694,237
Republic of Paraguay, 4.7%, 3/27/2027		874,000	933,878
Republic of Paraguay, 4.95%, 4/28/2031 (n)		1,594,000	1,713,550
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,730,088
Republic of Paraguay, 5.6%, 3/13/2048		2,452,000	2,727,850
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,145,223
Republic of Philippines, 5.5%, 3/30/2026		1,814,000	2,154,397
Republic of Romania, 3.624%, 5/26/2030 (n)	EUR	973,000	1,135,536
Republic of Romania, 2%, 1/28/2032		1,150,000	1,155,877
Republic of Rwanda, 6.625%, 5/02/2023		$1,417,000	1,346,150
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	1,907,580
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	954,794
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	1,821,431
Republic of Serbia, 1.5%, 6/26/2029		1,029,000	1,070,851
Republic of Serbia, 1.5%, 6/26/2029 (n)		2,632,000	2,739,048
Republic of South Africa, 4.85%, 9/27/2027		$1,734,000	1,651,635
Republic of South Africa, 4.85%, 9/30/2029		3,891,000	3,550,148
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	1,985,881
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	3,249,722
Republic of Sri Lanka, 6.125%, 6/03/2025		$4,379,000	2,381,300
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	1,560,776
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,318,195
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	2,014,495
Republic of Turkey, 5.75%, 3/22/2024		3,216,000	3,139,620
Republic of Turkey, 6.35%, 8/10/2024		1,635,000	1,624,680
Republic of Turkey, 5.6%, 11/14/2024		2,529,000	2,434,163
Russian Federation, 4.75%, 5/27/2026		5,400,000	6,175,440
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,307,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Russian Federation, 4.375%, 3/21/2029 (n)		$6,000,000	$6,928,032
Russian Federation, 5.1%, 3/28/2035 (n)		3,400,000	4,252,564
Socialist Republic of Romania, 2%, 1/28/2032 (n)	EUR	3,455,000	3,472,656
Socialist Republic of Vietnam, 4.8%, 11/19/2024		$2,602,000	2,758,120
State of Qatar, 4%, 3/14/2029 (n)		6,099,000	6,876,622
State of Qatar, 3.75%, 4/16/2030 (n)		2,457,000	2,733,413
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	3,032,267
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,553,313
State of Qatar, 4.817%, 3/14/2049		2,660,000	3,342,891
State of Qatar, 4.4%, 4/16/2050 (n)		2,125,000	2,526,115
			$273,134,354
Energy - Independent – 0.1%
Afren PLC, 11.5%, 2/01/2021 (a)(d)(z)		$200,000	$164
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		203,000	184,298
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,718,000	1,356,911
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,133,468
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,507,000	1,517,290
			$5,192,131
Financial Institutions – 0.1%
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		$2,255,000	$2,058,590
Shriram Transport Finance, 5.1%, 7/16/2023 (n)		1,505,000	1,212,962
			$3,271,552
Food & Beverages – 0.5%
BRF S.A., 4.875%, 1/24/2030 (n)		$1,805,000	$1,674,137
Camposol S.A., 6%, 2/03/2027 (n)		1,504,000	1,480,492
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		800,000	816,280
Coca Cola Femsa S.A.B. de C.V., 2.75%, 1/22/2030		2,109,000	2,162,326
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		858,750	879,154
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,010,000	1,033,998
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050		1,806,000	1,834,934
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		785,000	827,202
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,796,000	1,789,283
JBS Investments II GmbH, 5.75%, 1/15/2028		928,000	924,529
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		1,304,000	1,418,100
MARB BondCo PLC, 6.875%, 1/19/2025		1,679,000	1,691,240
			$16,531,675
Industrial – 0.1%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		$1,470,000	$1,340,140
Howard University, Washington D.C., 2.638%, 10/01/2021		181,000	182,554
Howard University, Washington D.C., 2.738%, 10/01/2022		190,000	192,432
Howard University, Washington D.C., 2.801%, 10/01/2023		209,000	213,764
Howard University, Washington D.C., 2.416%, 10/01/2024		230,000	234,834
Howard University, Washington D.C., 2.516%, 10/01/2025		285,000	285,186
			$2,448,910
International Market Sovereign – 0.1%
Government of Bermuda, 4.75%, 2/15/2029 (n)		$2,534,000	$2,806,405
Internet – 0.0%
Baidu, Inc., 3.075%, 4/07/2025		$641,000	$667,229
Local Authorities – 0.0%
Province of Santa Fe, 6.9%, 11/01/2027		$2,012,000	$975,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.1%
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	$2,747,000	$2,705,795
UBS Group AG, 3.491%, 5/23/2023 (n)	829,000	863,278
		$3,569,073
Medical & Health Technology & Services – 0.2%
Montefiore Obligated Group, 5.246%, 11/01/2048	$3,192,000	$3,842,901
Rede D'Or Finance S.à r.l., 4.95%, 1/17/2028	1,496,000	1,357,620
Toledo Hospital, 5.325%, 11/15/2028	1,721,000	2,012,675
		$7,213,196
Metals & Mining – 0.0%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (a)	$2,699,000	$1,011,585
Midstream – 0.1%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$2,590,884
Mortgage-Backed – 14.0%
Fannie Mae, 4.14%, 8/01/2020	$36,881	$36,861
Fannie Mae, 5.19%, 9/01/2020	75,761	75,704
Fannie Mae, 3.477%, 10/01/2020	179,246	180,473
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	6,281,561	7,188,867
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	260,302	298,510
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	20,843,682	23,159,790
Fannie Mae, 2.152%, 1/25/2023	797,757	815,518
Fannie Mae, 2.41%, 5/01/2023	218,529	226,763
Fannie Mae, 2.55%, 5/01/2023	188,354	196,183
Fannie Mae, 2.62%, 5/01/2023	258,820	270,081
Fannie Mae, 3.65%, 9/01/2023	767,330	825,326
Fannie Mae, 3.78%, 10/01/2023	451,639	488,507
Fannie Mae, 3.92%, 10/01/2023	987,000	1,076,850
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	52,285,500	56,321,956
Fannie Mae, 2.7%, 7/01/2025	680,000	732,319
Fannie Mae, 3.59%, 9/01/2026	354,869	400,687
Fannie Mae, 2.584%, 12/25/2026	3,827,000	4,156,746
Fannie Mae, 3.045%, 3/25/2028	2,027,000	2,279,983
Fannie Mae, 4%, 3/25/2028 - 9/01/2047	34,091,030	37,123,136
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	38,641,895	40,910,642
Fannie Mae, 4.96%, 6/01/2030	1,019,896	1,206,816
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2050	9,366,158	9,800,009
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,153,109	120,924
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	80,533	92,894
Fannie Mae, 3%, 2/25/2033 (i)	1,135,881	123,946
Fannie Mae, 5.5%, 5/01/2033 - 4/01/2050	6,739,065	7,850,085
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,315,726	2,377,688
Fannie Mae, 1.75%, 10/25/2041	3,217,150	3,284,750
Fannie Mae, 2.75%, 9/25/2042	1,449,037	1,518,523
Fannie Mae, TBA, 2.5%, 6/01/2035 - 7/01/2050	24,625,000	25,584,608
Fannie Mae, TBA, 3%, 6/01/2035 - 7/01/2050	30,875,000	32,416,453
Fannie Mae, TBA, 2%, 7/01/2035 - 7/01/2050	4,300,000	4,385,919
Fannie Mae, TBA, 3.5%, 6/01/2050	15,220,655	16,056,602
Fannie Mae, TBA, 4%, 6/01/2050	7,075,000	7,531,835
Freddie Mac, 3.808%, 8/25/2020	352,552	353,648
Freddie Mac, 3.034%, 10/25/2020	313,883	314,159
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	327,822	377,837
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,838,470
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,044,011
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,357,997
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	4,310,917	4,960,040
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,812,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.06%, 7/25/2023	$226,000	$241,114
Freddie Mac, 1.022%, 4/25/2024 (i)	21,056,931	572,262
Freddie Mac, 0.734%, 7/25/2024 (i)	24,477,953	515,963
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,521,421
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,843,688
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,039,986	2,264,944
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,756,294
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,307,981
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,095,947
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,754,215
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,558,463
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,202,954	2,410,287
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,953,665
Freddie Mac, 3.3%, 10/25/2026	2,240,000	2,535,646
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	29,161,969	31,382,303
Freddie Mac, 1.482%, 3/25/2027 (i)	2,188,000	180,279
Freddie Mac, 3.117%, 6/25/2027	2,114,000	2,382,496
Freddie Mac, 0.577%, 7/25/2027 (i)	45,614,392	1,634,802
Freddie Mac, 0.434%, 8/25/2027 (i)	34,863,984	946,756
Freddie Mac, 0.29%, 1/25/2028 (i)	64,065,881	1,368,582
Freddie Mac, 0.434%, 1/25/2028 (i)	26,407,579	576,987
Freddie Mac, 0.27%, 2/25/2028 (i)	79,043,795	887,361
Freddie Mac, 2.5%, 3/15/2028	325,861	339,264
Freddie Mac, 0.119%, 4/25/2028 (i)	50,686,935	531,711
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	36,131,289	38,636,090
Freddie Mac, 3.854%, 6/25/2028	2,100,000	2,482,378
Freddie Mac, 3.926%, 7/25/2028	1,727,000	2,055,497
Freddie Mac, 3.78%, 10/25/2028	2,075,000	2,453,670
Freddie Mac, 4.06%, 10/25/2028	5,197,000	6,262,724
Freddie Mac, 1.089%, 7/25/2029 (i)	8,119,786	668,657
Freddie Mac, 0.757%, 11/25/2029 (i)	32,593,518	1,618,793
Freddie Mac, 1.639%, 2/25/2030	2,147,010	2,232,695
Freddie Mac, 1.916%, 4/25/2030 (i)	2,636,387	393,449
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,609,508	1,875,014
Freddie Mac, 3.424%, 4/25/2032	2,200,000	2,549,651
Freddie Mac, 5.5%, 2/15/2036 (i)	289,447	57,430
Freddie Mac, 6.5%, 5/01/2037	10,296	11,782
Freddie Mac, 4.5%, 12/15/2040 (i)	128,587	12,326
Freddie Mac, 1.75%, 8/15/2041	1,039,704	1,061,574
Freddie Mac, 1.27%, 10/25/2052 (i)	14,292,807	1,226,070
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	1,045,000	1,110,145
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	247,322	284,512
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	4,504,000	4,987,651
Ginnie Mae, 5.705%, 8/20/2034	776,951	900,090
Ginnie Mae, 5.875%, 1/20/2039	1,023,720	1,197,188
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	5,546,116	5,981,701
Ginnie Mae, 3.5%, 10/20/2041 (i)	505,196	42,769
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	9,515,383	10,297,962
Ginnie Mae, 4%, 8/16/2042 (i)	543,200	78,763
Ginnie Mae, 2.25%, 9/20/2043	1,706,842	1,737,431
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	14,166,361	15,053,314
Ginnie Mae, 5%, 1/20/2049	924,206	1,005,203
Ginnie Mae, 5.87%, 4/20/2058	1,639	1,907
Ginnie Mae, 0.659%, 2/16/2059 (i)	3,027,347	159,752
Ginnie Mae, TBA, 3%, 6/01/2050	875,000	926,270
Ginnie Mae, TBA, 3.5%, 6/01/2050	5,750,000	6,096,348
Ginnie Mae, TBA, 4%, 6/01/2050	4,850,000	5,166,197
Ginnie Mae, TBA, 4.5%, 6/01/2050	550,000	591,422
		$497,953,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	$1,650,000	$1,616,934
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	1,580,000	1,632,187
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	6,363,000	6,067,439
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,552,624
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	4,125,586
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,356,274
		$16,351,044
Natural Gas - Distribution – 0.0%
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)	$2,100,000	$1,872,150
Natural Gas - Pipeline – 0.0%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	$1,543,000	$1,496,710
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026	$2,372,000	$1,992,427
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	543,000	638,233
		$2,630,660
Other Banks & Diversified Financials – 0.6%
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)	$1,838,000	$1,836,162
Banco Santander Mexico, S.A., 5.375%, 4/17/2025 (n)	1,455,000	1,561,942
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	3,750,092
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	786,130
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	1,643,000	1,494,095
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,639,077
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,831,224
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,726,255
		$20,624,977
Pollution Control – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$1,572,533
Aegea Finance S.à r.l., 5.75%, 10/10/2024	1,716,000	1,668,810
		$3,241,343
Railroad & Shipping – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	$1,205,284	$1,383,666
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	975,000	1,019,363
		$2,403,029
Supermarkets – 0.1%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,050,616
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	1,552,000	1,586,144
		$2,636,760
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$783,185
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	1,770,598
		$2,553,783
Telecommunications - Wireless – 0.1%
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	$1,846,000	$1,846,000
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,495,305
		$3,341,305
Tobacco – 0.0%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,508,000	$1,553,779

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$737,000	$615,395
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,479,360
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,639,921
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	1,741,000	1,778,431
		$6,513,107
U.S. Government Agencies and Equivalents – 0.2%
AID Tunisia, 2.452%, 7/24/2021	$728,000	$731,787
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,118,319
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,010,939
Small Business Administration, 6.34%, 5/01/2021	4,252	4,335
Small Business Administration, 6.07%, 3/01/2022	5,934	6,071
Small Business Administration, 5.16%, 2/01/2028	39,345	42,815
Small Business Administration, 2.21%, 2/01/2033	192,389	197,836
Small Business Administration, 2.22%, 3/01/2033	339,505	349,894
Small Business Administration, 3.15%, 7/01/2033	376,061	397,394
Small Business Administration, 3.16%, 8/01/2033	425,751	450,481
Small Business Administration, 3.62%, 9/01/2033	360,903	387,514
Tennessee Valley Authority, 0.75%, 5/15/2025	1,502,000	1,517,216
		$7,214,601
U.S. Treasury Obligations – 5.1%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$150,305
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	4,145,209
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	2,098,907
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	638,765
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	12,381,497
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	22,686,828
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	22,551,000	27,811,725
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	15,735,398
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,852,095
U.S. Treasury Notes, 1.75%, 11/30/2021	22,287,000	22,811,093
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,754,457
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,584,042
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	5,094,436
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,200,555
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	15,510,445
U.S. Treasury Notes, 2%, 11/15/2026	8,336,000	9,152,342
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	10,047,066
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	9,411,399
		$180,066,564
Utilities - Electric Power – 1.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,602,690
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	3,109,375	2,941,959
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,803,285
AES Gener S.A. , 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,813,457
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,111,820
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,384,343
China Southern Power Grid International Finance Co. Ltd., 3.5%, 5/08/2027	998,000	1,086,787
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,127,358
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,542,641
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	3,009,580
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	2,062,000	2,078,207
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	901,000	873,970
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,145,965
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	1,083,000	1,061,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	$1,670,000	$1,571,884
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,495,000	2,545,025
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,512,960
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,782,282
Transelec S.A., 4.25%, 1/14/2025	1,302,000	1,376,865
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,013,941
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	913,936
		$43,300,179
Total Bonds		$1,328,025,544
Common Stocks – 31.1%
Airlines – 0.1%
Air Canada (a)	266,089	$3,072,822
Automotive – 0.4%
Magna International, Inc.	276,596	$11,663,699
PT United Tractors Tbk	1,127,200	1,211,296
		$12,874,995
Biotechnology – 0.1%
Biogen, Inc. (a)	10,141	$3,114,200
Brokerage & Asset Managers – 0.1%
IG Group Holdings PLC	85,132	$807,436
Invesco Ltd.	175,766	1,400,855
		$2,208,291
Computer Software – 0.3%
Adobe Systems, Inc. (a)	7,713	$2,981,846
Microsoft Corp.	32,958	6,039,553
		$9,021,399
Computer Software - Systems – 0.5%
Hitachi Ltd.	388,100	$12,433,451
Hon Hai Precision Industry Co. Ltd.	1,732,000	4,372,543
		$16,805,994
Construction – 2.3%
American Homes 4 Rent, “A”, REIT	1,159,529	$29,266,512
AvalonBay Communities, Inc., REIT	150,917	23,544,561
ICA Tenedora S.A. de C.V. (a)	560,019	843,924
Mid-America Apartment Communities, Inc., REIT	258,308	30,056,719
		$83,711,716
Consumer Products – 0.5%
Kimberly-Clark Corp.	130,628	$18,476,024
Containers – 0.1%
Amcor PLC	204,809	$2,091,100
Electrical Equipment – 0.5%
Schneider Electric SE	191,537	$19,108,117

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.9%
Intel Corp.	57,962	$3,647,549
Samsung Electronics Co. Ltd.	114,053	4,669,132
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	485,843	24,452,478
		$32,769,159
Energy - Independent – 0.1%
Frontera Energy Corp.	72,682	$188,239
Valero Energy Corp.	77,672	5,176,062
		$5,364,301
Energy - Integrated – 0.7%
BP PLC	743,306	$2,822,549
China Petroleum & Chemical Corp.	23,726,000	10,988,369
Eni S.p.A.	325,968	2,956,848
Galp Energia SGPS S.A.	415,983	4,970,568
LUKOIL PJSC, ADR	48,803	3,647,384
		$25,385,718
Food & Beverages – 0.8%
General Mills, Inc.	279,646	$17,628,884
J.M. Smucker Co.	53,889	6,139,574
PepsiCo, Inc.	26,511	3,487,522
		$27,255,980
General Merchandise – 0.0%
BIM Birlesik Magazalar A.S.	133,085	$1,269,054
Insurance – 0.7%
BB Seguridade Participacoes S.A.	226,200	$1,071,592
IRB Brasil Resseguros S.A.	829,801	1,290,660
Manulife Financial Corp.	635,478	7,892,417
MetLife, Inc.	116,390	4,191,204
Prudential Financial, Inc.	23,487	1,431,767
Samsung Fire & Marine Insurance Co. Ltd.	12,654	1,864,714
Zurich Insurance Group AG	24,859	8,042,924
		$25,785,278
Leisure & Toys – 0.1%
Activision Blizzard, Inc.	27,671	$1,991,759
Electronic Arts, Inc. (a)	9,140	1,123,123
		$3,114,882
Machinery & Tools – 0.4%
AGCO Corp.	33,400	$1,844,682
Eaton Corp. PLC	157,433	13,366,062
Zhengzhou Yutong Bus Co., Ltd., “A”	442,922	750,022
		$15,960,766
Major Banks – 0.5%
ABSA Group Ltd.	642,466	$2,984,955
BOC Hong Kong Holdings Ltd.	1,070,500	2,983,010
China Construction Bank Corp.	13,129,000	10,314,857
Royal Bank of Canada	38,054	2,467,802
		$18,750,624
Medical & Health Technology & Services – 0.3%
HCA Healthcare, Inc.	43,785	$4,680,616
McKesson Corp.	29,634	4,702,027
		$9,382,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.3%
Fortescue Metals Group Ltd.	269,433	$2,496,309
MMC Norilsk Nickel PJSC, ADR	46,243	1,458,018
POSCO	8,705	1,272,239
Rio Tinto PLC	84,297	4,518,391
		$9,744,957
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	250,091	$4,776,738
EQM Midstream Partners LP	172,960	3,398,664
Plains All American Pipeline LP	296,383	2,874,915
		$11,050,317
Network & Telecom – 2.3%
CoreSite Realty Corp.	137,683	$17,185,592
Equinix, Inc., REIT	68,783	47,985,084
QTS Realty Trust, Inc., REIT, “A”	226,600	15,544,760
		$80,715,436
Other Banks & Diversified Financials – 0.6%
Citigroup, Inc.	125,224	$5,999,482
DBS Group Holdings Ltd.	882,400	12,160,481
Intesa Sanpaolo S.p.A. (a)	1,462,240	2,536,296
Sberbank of Russia, ADR	201,917	2,295,270
		$22,991,529
Pharmaceuticals – 2.8%
AbbVie, Inc.	59,615	$5,524,522
Bayer AG	209,260	13,977,961
Bristol-Myers Squibb Co.	133,975	8,000,987
Eli Lilly & Co.	103,549	15,837,820
Merck & Co., Inc.	194,885	15,731,117
Novartis AG	140,016	12,137,932
Roche Holding AG	83,789	29,085,166
		$100,295,505
Real Estate – 11.2%
Alexandria Real Estate Equities, Inc., REIT	150,264	$23,098,582
Boardwalk, REIT	431,545	9,152,133
Brixmor Property Group, Inc., REIT	1,450,784	16,190,749
Corporate Office Properties Trust, REIT	644,873	16,102,479
Daiwa House Industry Co. Ltd.	176,100	4,367,189
EPR Properties, REIT	112,007	3,536,061
Equity Lifestyle Properties, Inc., REIT	440,748	27,458,600
Farmland Partners, Inc., REIT	581,965	4,015,559
Host Hotels & Resorts, Inc., REIT	725,680	8,664,619
Industrial Logistics Properties Trust, REIT	330,849	6,203,419
Longfor Properties Co. Ltd.	477,000	2,159,930
Medical Properties Trust, Inc., REIT	826,464	14,942,469
Prologis, Inc., REIT	590,046	53,989,209
Public Storage, Inc., REIT	221,897	44,987,398
Rayonier, Inc., REIT	249,750	5,931,563
Spirit Realty Capital, Inc., REIT	61,870	1,758,964
STAG Industrial, Inc., REIT	749,493	20,161,362
STORE Capital Corp., REIT	1,237,551	23,934,236
Sun Communities, Inc., REIT	199,528	27,373,246
Urban Edge Properties, REIT	1,823,071	17,774,942
VICI Properties, Inc., REIT	1,222,378	23,983,056
W.P. Carey, Inc., REIT	257,167	15,406,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Welltower, Inc., REIT	544,158	$27,572,486
		$398,765,126
Restaurants – 0.4%
Greggs PLC	201,840	$4,622,023
Starbucks Corp.	104,906	8,181,619
		$12,803,642
Specialty Chemicals – 0.2%
Nitto Denko Corp.	31,300	$1,692,049
PTT Global Chemical PLC	4,987,800	6,742,389
		$8,434,438
Specialty Stores – 0.5%
Target Corp.	153,125	$18,731,781
Telecommunications - Wireless – 1.5%
Advanced Info Service Public Co. Ltd.	420,900	$2,500,789
American Tower Corp., REIT	79,470	20,516,770
KDDI Corp.	634,700	18,456,296
Vodafone Group PLC	7,285,152	12,025,122
		$53,498,977
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	140,730	$1,977,712
Koninklijke KPN N.V.	912,652	2,241,081
TELUS Corp.	326,162	5,652,195
		$9,870,988
Tobacco – 0.6%
British American Tobacco PLC	109,267	$4,321,176
Imperial Brands PLC	229,200	4,165,957
Japan Tobacco, Inc.	500,600	9,921,948
Philip Morris International, Inc.	46,357	3,400,749
		$21,809,830
Utilities - Electric Power – 0.7%
Engie Brasil Energia S.A.	96,900	$770,108
Exelon Corp.	265,286	10,163,107
Iberdrola S.A.	602,620	6,504,121
Xcel Energy, Inc.	105,251	6,844,473
		$24,281,809
Total Common Stocks		$1,108,517,398
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	9,444	$1,031,153
Danaher Corp., 4.75%	857	1,034,553
		$2,065,706
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	67,302	$2,316,535
Total Convertible Preferred Stocks		$4,382,241
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	118,046	$4,084,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 34.4%
Bond Funds – 27.9%
MFS High Yield Pooled Portfolio (v)	113,219,796	$991,805,408
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 0.19% (v)	231,571,212	$231,594,369
Total Investment Companies		$1,223,399,777
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Real Estate – 0.1%
iShares U.S. Real Estate ETF – September 2020 @ $61	Put	Goldman Sachs International	$185,808,000	24,000	$3,384,000
Other Assets, Less Liabilities – (3.1)%	(110,210,715)
Net Assets – 100.0%	$3,561,582,601
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,223,399,777 and $2,448,393,539, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $286,487,995, representing 8.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2021	11/20/2015	$194,048	$164
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
ZAR	South African Rand
Derivative Contracts at 5/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	17,028,000	USD	3,184,887	JPMorgan Chase Bank N.A.	6/02/2020	$6,088
EUR	2,889,000	USD	3,194,727	State Street Bank Corp.	7/17/2020	15,255
EUR	1,026,134	USD	1,111,128	UBS AG	7/17/2020	29,015
MXN	25,370,000	USD	1,130,280	Goldman Sachs International	7/17/2020	5,981
RUB	323,764,000	USD	4,178,409	JPMorgan Chase Bank N.A.	6/08/2020	420,097
RUB	80,701,000	USD	1,137,829	Morgan Stanley Capital Services, Inc.	7/09/2020	3,357
USD	1,524,813	BRL	8,015,000	JPMorgan Chase Bank N.A.	6/02/2020	22,837
						$502,630
Liability Derivatives
ZAR	6,119,000	USD	348,761	Brown Brothers Harriman	7/17/2020	$(1,790)
USD	1,619,965	BRL	9,013,000	JPMorgan Chase Bank N.A.	6/02/2020	(69,033)
USD	3,175,503	BRL	17,028,000	JPMorgan Chase Bank N.A.	8/04/2020	(6,644)
USD	25,632,704	EUR	23,677,323	Citibank N.A.	7/17/2020	(675,289)
USD	1,172,836	EUR	1,057,293	Goldman Sachs International	7/17/2020	(1,928)
USD	1,173,086	EUR	1,056,978	JPMorgan Chase Bank N.A.	7/17/2020	(1,327)
USD	1,067,911	EUR	973,000	Merrill Lynch International	7/17/2020	(13,194)
USD	5,365,588	IDR	82,603,231,600	JPMorgan Chase Bank N.A.	7/08/2020	(260,435)
USD	6,064,559	INR	461,816,208	JPMorgan Chase Bank N.A.	6/08/2020	(39,349)
USD	4,453,642	INR	338,646,000	JPMorgan Chase Bank N.A.	7/15/2020	(5,680)
USD	4,340,000	RUB	323,763,976	JPMorgan Chase Bank N.A.	7/09/2020	(238,322)
USD	4,404,589	ZAR	79,811,151	JPMorgan Chase Bank N.A.	7/17/2020	(121,019)
						$(1,434,010)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	137	$19,051,563	September – 2020	$37,621
U.S. Treasury Note 2 yr	Long	USD	279	61,615,406	September – 2020	22,986
U.S. Treasury Note 5 yr	Long	USD	104	13,065,000	September – 2020	26,443
U.S. Treasury Ultra Bond	Long	USD	85	18,532,656	September – 2020	52,514
						$139,564
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	21	$3,745,875	September – 2020	$(16,484)
At May 31, 2020, the fund had cash collateral of $548,000 and other liquid securities with an aggregate value of $1,451,571 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$784,548,496	$3,384,000	$—	$787,932,496
Switzerland	—	49,266,022	—	49,266,022
Japan	46,870,933	—	—	46,870,933
Canada	40,089,307	—	—	40,089,307
United Kingdom	—	33,282,654	—	33,282,654
Taiwan	28,825,021	—	—	28,825,021
China	24,213,178	—	—	24,213,178
France	—	19,108,117	—	19,108,117
Germany	—	13,977,961	—	13,977,961
Other Countries	39,621,452	37,180,854	—	76,802,306
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	187,281,165	—	187,281,165
Non - U.S. Sovereign Debt	—	408,514,740	—	408,514,740
Municipal Bonds	—	16,351,044	—	16,351,044
U.S. Corporate Bonds	—	15,570,454	—	15,570,454
Residential Mortgage-Backed Securities	—	497,953,398	—	497,953,398
Commercial Mortgage-Backed Securities	—	34,567,803	—	34,567,803
Asset-Backed Securities (including CDOs)	—	12,995,045	—	12,995,045
Foreign Bonds	—	154,791,895	—	154,791,895
Mutual Funds	1,223,399,777	—	—	1,223,399,777
Total	$2,187,568,164	$1,484,225,152	$—	$3,671,793,316
Other Financial Instruments
Futures Contracts – Assets	$139,564	$—	$—	$139,564
Futures Contracts – Liabilities	(16,484)	—	—	(16,484)
Forward Foreign Currency Exchange Contracts – Assets	—	502,630	—	502,630
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,434,010)	—	(1,434,010)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$666,403,930	$387,532,463	$51,685,043	$(6,081,207)	$(4,364,735)	$991,805,408
MFS Institutional Money Market Portfolio	209,437,828	492,386,032	470,237,670	42,588	(34,409)	231,594,369
	$875,841,758	$879,918,495	$521,922,713	$(6,038,619)	$(4,399,144)	$1,223,399,777
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$12,807,814	$—
MFS Institutional Money Market Portfolio	317,657	—
	$13,125,471	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
United States	71.2%
Canada	2.2%
Switzerland	1.7%
China	1.5%
Japan	1.3%
United Kingdom	1.2%
Russia	1.0%
India	1.0%
Ukraine	0.9%
Other Countries	18.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.